Mortgage Banking Activities, Analysis of Changes in Liability for Mortgage Loan Repurchase Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability For Mortgage Loan Repurchase Losses [Abstract]
Balance, beginning of year	$ 378	$ 615	$ 899
Provision for repurchase losses:
Loan sales	36	43	44
Change in estimate	(139)	(202)	(184)
Net reductions	(103)	(159)	(140)
Losses	(46)	(78)	(144)
Balance, end of year	229	$ 378	$ 615
Liability For Mortgage Loans Repurchase Losses [Member]
Mortgage Banking Activities Textual [Abstract]
Range of possible loss, portion not accrued	$ 195